Index

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT

Protective Acquired Variable Annuity Separate

Account of Protective Life Insurance Company

Financial Statements as of and for the Year Ended December 31, 2022 and Report of Independent

Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm

To the Contract Owners of Protective Acquired Variable Annuity Separate Account and the Board of
Directors of Protective Life Insurance Company:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in Appendix A that comprise Protective Acquired Variable Annuity Separate Account (the Separate Account) as of December 31, 2022, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the four-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for the year ended December 31, 2018 were audited by other independent registered public accountants whose report, dated April 22, 2019, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2022, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Protective Life Insurance Company Separate Accounts since 2019.

Birmingham, Alabama
April 20, 2023

Appendix A

The subaccounts that comprise Protective Acquired Variable Annuity Separate Account were audited according to varying periods as defined in the table below:

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
Alger Large Cap Growth	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Alger Mid Cap Growth	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Alger Small Cap Growth	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
American Century VP Disciplined Core Value	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
American Century VP Large Company Value	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
American Century VP Value	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
BNY Mellon IP MidCap Stock	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
BNY Mellon IP Technology Growth	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
BNY Mellon Sustainable U.S. Equity Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
BNY Mellon VIF Government Money Market	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Fidelity VIP Contrafund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

Fidelity VIP Equity Income	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Fidelity VIP Growth	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Fidelity VIP Index 500	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Fidelity VIP Index 500 Service Class	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Fidelity VIP Mid Cap	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Franklin Growth and Income	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Franklin Small Cap Value	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Franklin Strategic Income	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Franklin U.S. Government Securities	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Franklin Rising Dividends	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco VI Capital Appreciation	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco VI Discovery Mid Cap Growth	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco VI Diversified Dividend	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco VI Equity and Income	As of December 31, 2022	For the year then ended December 31, 2022	For the period from April 30, 2021 (commencement of operations) to December 31, 2022

Invesco VI Global	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco VI Global Strategic Income	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco VI Global Real Estate	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco VI Health Care	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco VI Main Street	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco VI Main Street Small Cap	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco VI Managed Volatility	Not applicable	Not applicable	For the period from January 1, 2021 to April 30, 2021 (cessation of operations)
Janus Henderson Balanced Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Janus Henderson Enterprise Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Janus Henderson Global Research Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Janus Henderson Mid Cap Value Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Janus Henderson Research Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
JPMorgan Insurance Trust Core Bond	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

JPMorgan Insurance Trust Mid Cap Value	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
JPMorgan Insurance Trust Small Cap Core	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
JPMorgan Insurance Trust U.S. Equity	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Franklin Mutual Global Discovery	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Franklin Mutual Shares	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Templeton Developing Markets	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	Alger Large Cap Growth	Alger Mid Cap Growth	Alger Small Cap Growth	American Century VP Disciplined Core Value	American Century VP Large Company Value	American Century VP Value	BNY Mellon IP MidCap Stock

ASSETS:
Investments at fair value (1)	$331,865	$1,026,325	$1,182,123	$750,153	$145,646	$528,135	$297,290

NET ASSETS	$331,865	$1,026,325	$1,182,123	$750,153	$145,646	$528,135	$297,290

Fair value per share (NAV)	$47.05	$13.68	$14.19	$7.17	$18.08	$12.45	$16.36
Shares outstanding in the Separate Account	7,053	75,024	83,307	104,624	8,056	42,420	18,172

(1) Investments in mutual fund shares, at cost	$515,423	$1,752,957	$2,153,767	$935,929	$128,201	$472,405	$324,809

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                             (Continued)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	BNY Mellon IP Technology Growth	BNY Mellon Sustainable U.S. Equity Portfolio	BNY Mellon VIF Government Money Market	Fidelity VIP Contrafund	Fidelity VIP Equity Income	Fidelity VIP Growth	Fidelity VIP Index 500

ASSETS:
Investments at fair value (1)	$256,101	$118,537	$5,462,991	$7,536,112	$2,001,649	$895,644	$1,593,755

NET ASSETS	$256,101	$118,537	$5,462,991	$7,536,112	$2,001,649	$895,644	$1,593,755

Fair value per share (NAV)	$15.83	$41.73	$1.00	$37.88	$23.56	$71.51	$374.78
Shares outstanding in the Separate Account	16,178	2,841	5,462,991	198,947	84,960	12,525	4,253

(1) Investments in mutual fund shares, at cost	$395,416	$102,082	$5,462,991	$7,286,705	$1,866,388	$1,026,196	$1,115,155

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                             (Continued)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	Fidelity VIP Index 500 Service Class	Fidelity VIP Mid Cap	Franklin Growth and Income	Franklin Rising Dividends	Franklin Small Cap Value	Franklin Strategic Income	Franklin U.S. Government Securities

ASSETS:
Investments at fair value (1)	$2,318,859	$1,192,794	$49,791	$1,219,306	$1,866,482	$553,634	$184,160

NET ASSETS	$2,318,859	$1,192,794	$49,791	$1,219,306	$1,866,482	$553,634	$184,160

Fair value per share (NAV)	$369.70	$32.72	$6.25	$27.03	$12.53	$8.73	$10.19
Shares outstanding in the Separate Account	6,272	36,455	7,967	45,109	148,961	63,417	18,073

(1) Investments in mutual fund shares, at cost	$1,443,399	$1,270,102	$71,353	$1,163,863	$2,069,210	$652,082	$213,042

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                             (Continued)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	Franklin Mutual Global Discovery	Franklin Mutual Shares	Templeton Developing Markets	Invesco VI Capital Appreciation	Invesco VI Discovery Mid Cap Growth	Invesco VI Diversified Dividend	Invesco VI Equity and Income

ASSETS:
Investments at fair value (1)	$1,786,086	$626,460	$579,032	$195,834	$166,473	$145,393	$415,153

NET ASSETS	$1,786,086	$626,460	$579,032	$195,834	$166,473	$145,393	$415,153

Fair value per share (NAV)	$16.61	$15.16	$7.46	$33.06	$47.86	$24.99	$16.14
Shares outstanding in the Separate Account	107,531	41,323	77,618	5,924	3,478	5,818	25,722

(1) Investments in mutual fund shares, at cost	$1,869,508	$702,687	$680,944	$290,235	$246,962	$150,862	$500,216

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                             (Continued)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	Invesco VI Global	Invesco VI Global Real Estate	Invesco VI Global Strategic Income	Invesco VI Health Care	Invesco VI Main Street	Invesco VI Main Street Small Cap	Janus Henderson Balanced Portfolio

ASSETS:
Investments at fair value (1)	$2,073,050	$954,339	$794,972	$516,920	$558,680	$1,505,277	$2,678,106

NET ASSETS	$2,073,050	$954,339	$794,972	$516,920	$558,680	$1,505,277	$2,678,106

Fair value per share (NAV)	$30.30	$13.04	$4.07	$25.15	$15.74	$22.56	$40.05
Shares outstanding in the Separate Account	68,418	73,185	195,325	20,553	35,494	66,723	66,869

(1) Investments in mutual fund shares, at cost	$2,620,947	$1,172,743	$966,454	$575,633	$813,843	$1,550,253	$2,458,865

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                             (Continued)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	Janus Henderson Enterprise Portfolio	Janus Henderson Global Research Portfolio	Janus Henderson Mid Cap Value Portfolio	Janus Henderson Research Portfolio	JPMorgan Insurance Trust Core Bond	JPMorgan Insurance Trust Mid Cap Value	JPMorgan Insurance Trust Small Cap Core

ASSETS:
Investments at fair value (1)	$771,288	$344,902	$378,234	$160,208	$2,624,302	$2,085,183	$665,059

NET ASSETS	$771,288	$344,902	$378,234	$160,208	$2,624,302	$2,085,183	$665,059

Fair value per share (NAV)	$69.58	$50.02	$15.64	$31.58	$9.67	$10.43	$17.96
Shares outstanding in the Separate Account	11,085	6,895	24,184	5,073	271,386	199,922	37,030

(1) Investments in mutual fund shares, at cost	$834,705	$341,354	$369,534	$185,671	$2,984,688	$2,114,450	$767,960

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                             (Continued)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

SUBACCOUNTS

JPMorgan Insurance Trust U.S. Equity

ASSETS:
Investments at fair value (1)	$1,613,593

NET ASSETS	$1,613,593

Fair value per share (NAV)	$31.59
Shares outstanding in the Separate Account	51,079

(1) Investments in mutual fund shares, at cost	$1,463,596

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Alger Large Cap Growth	Alger Mid Cap Growth	Alger Small Cap Growth	American Century VP Disciplined Core Value	American Century VP Large Company Value	American Century VP Value	BNY Mellon IP MidCap Stock

INVESTMENT INCOME:
Dividend income	$1,601	$-	$-	$128,596	$3,894	$29,992	$30,766

EXPENSES:
Mortality and expense risk	5,760	18,088	20,975	11,822	1,566	7,942	4,518

NET INVESTMENT INCOME (LOSS)	(4,159)	(18,088)	(20,975)	116,774	2,328	22,050	26,248

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	8,699	(110,838)	(19,533)	(13,498)	1,697	26,373	(4,653)
Capital gain distributions	17,027	36,893	217,867	87,946	3,684	26,701	53,945

Net realized gain (loss) on investments	25,726	(73,945)	198,334	74,448	5,381	53,074	49,292

Change in net unrealized appreciation (depreciation) on investments	(257,966)	(604,197)	(975,243)	(322,371)	(8,090)	(79,748)	(132,111)

Net realized and unrealized gain (loss) on investments	(232,240)	(678,142)	(776,909)	(247,923)	(2,709)	(26,674)	(82,819)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(236,400)	$(696,230)	$(797,884)	$(131,149)	$(381)	$(4,624)	$(56,571)

Note: Totals may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	BNY Mellon IP Technology Growth	BNY Mellon Sustainable U.S. Equity Portfolio	BNY Mellon VIF Government Money Market	Fidelity VIP Contrafund	Fidelity VIP Equity Income	Fidelity VIP Growth	Fidelity VIP Index 500

INVESTMENT INCOME:
Dividend income	$-	$1,105	$68,913	$42,445	$39,815	$6,722	$25,610

EXPENSES:
Mortality and expense risk	5,789	1,802	85,861	118,439	28,743	15,205	21,818

NET INVESTMENT INCOME (LOSS)	(5,789)	(697)	(16,948)	(75,994)	11,073	(8,483)	3,792

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	39,487	410	-	217,009	14,278	38,186	15,364
Capital gain distributions	47,000	8,662	-	404,446	66,316	81,300	12,309

Net realized gain (loss) on investments	86,487	9,071	-	621,454	80,594	119,486	27,673

Change in net unrealized appreciation (depreciation) on investments	(401,666)	(45,375)	-	(3,519,076)	(234,165)	(460,176)	(409,826)

Net realized and unrealized gain (loss) on investments	(315,179)	(36,303)	-	(2,897,621)	(153,571)	(340,690)	(382,153)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(320,968)	$(37,000)	$(16,948)	$(2,973,615)	$(142,498)	$(349,173)	$(378,361)

Note: Totals may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Fidelity VIP Index 500 Service Class	Fidelity VIP Mid Cap	Franklin Growth and Income	Franklin Rising Dividends	Franklin Small Cap Value	Franklin Strategic Income	Franklin U.S. Government Securities

INVESTMENT INCOME:
Dividend income	$31,171	$6,198	$2,407	$16,559	$162,540	$25,151	$4,636

EXPENSES:
Mortality and expense risk	37,331	18,575	783	17,859	28,783	8,387	2,863

NET INVESTMENT INCOME (LOSS)	(6,160)	(12,377)	1,624	(1,300)	133,757	16,764	1,773

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	98,704	6,333	(5,243)	61,159	(119,235)	(11,548)	(4,169)
Capital gain distributions	18,623	85,207	22,885	153,564	243,100	-	-

Net realized gain (loss) on investments	117,327	91,539	17,642	214,723	123,866	(11,548)	(4,169)

Change in net unrealized appreciation (depreciation) on investments	(688,479)	(332,757)	(25,524)	(397,530)	(521,311)	(84,912)	(21,918)

Net realized and unrealized gain (loss) on investments	(571,152)	(241,218)	(7,882)	(182,807)	(397,445)	(96,460)	(26,087)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(577,312)	$(253,595)	$(6,258)	$(184,107)	$(263,688)	$(79,696)	$(24,314)

Note: Totals may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Franklin Mutual Global Discovery	Franklin Mutual Shares	Templeton Developing Markets	Invesco VI Capital Appreciation	Invesco VI Discovery Mid Cap Growth	Invesco VI Diversified Dividend	Invesco VI Equity and Income

INVESTMENT INCOME:
Dividend income	$48,767	$29,015	$22,187	$10,364	$6,385	$3,380	$14,236

EXPENSES:
Mortality and expense risk	26,970	9,005	9,194	3,499	2,571	2,101	6,214

NET INVESTMENT INCOME (LOSS)	21,797	20,010	12,993	6,865	3,814	1,279	8,022

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(22,677)	(15,612)	36,571	6,021	7,960	6,979	(1,927)
Capital gain distributions	135,524	56,758	39,878	70,410	49,376	17,741	50,109

Net realized gain (loss) on investments	112,846	41,146	76,448	76,431	57,335	24,720	48,182

Change in net unrealized appreciation (depreciation) on investments	(261,047)	(120,807)	(281,018)	(185,129)	(148,893)	(30,373)	(97,339)

Net realized and unrealized gain (loss) on investments	(148,201)	(79,661)	(204,569)	(108,698)	(91,558)	(5,653)	(49,157)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(126,404)	$(59,651)	$(191,576)	$(101,833)	$(87,744)	$(4,374)	$(41,135)

Note: Totals may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Invesco VI Global	Invesco VI Global Real Estate	Invesco VI Global Strategic Income	Invesco VI Health Care	Invesco VI Main Street	Invesco VI Main Street Small Cap	Janus Henderson Balanced Portfolio

INVESTMENT INCOME:
Dividend income	$-	$31,478	$-	$-	$37,393	$40,660	$39,958

EXPENSES:
Mortality and expense risk	32,387	15,327	11,985	7,704	8,537	23,134	39,185

NET INVESTMENT INCOME (LOSS)	(32,387)	16,151	(11,985)	(7,704)	28,856	17,526	773

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	42,894	(21,850)	(33,286)	11,077	5,061	38,000	224,467
Capital gain distributions	406,310	-	-	71,629	203,227	152,657	85,326

Net realized gain (loss) on investments	449,204	(21,850)	(33,286)	82,706	208,288	190,657	309,793

Change in net unrealized appreciation (depreciation) on investments	(1,451,600)	(332,382)	(80,714)	(181,165)	(394,020)	(536,385)	(919,433)

Net realized and unrealized gain (loss) on investments	(1,002,396)	(354,232)	(114,000)	(98,459)	(185,732)	(345,728)	(609,641)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,034,783)	$(338,081)	$(125,985)	$(106,163)	$(156,876)	$(328,202)	$(608,868)

Note: Totals may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Janus Henderson Enterprise Portfolio	Janus Henderson Global Research Portfolio	Janus Henderson Mid Cap Value Portfolio	Janus Henderson Research Portfolio	JPMorgan Insurance Trust Core Bond	JPMorgan Insurance Trust Mid Cap Value	JPMorgan Insurance Trust Small Cap Core

INVESTMENT INCOME:
Dividend income	$3,054	$5,958	$4,490	$1,259	$55,697	$53,782	$52,604

EXPENSES:
Mortality and expense risk	11,506	5,262	5,567	2,385	46,065	34,666	10,215

NET INVESTMENT INCOME (LOSS)	(8,452)	696	(1,076)	(1,126)	9,631	19,116	42,389

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	37,534	10,727	(2,755)	551	(33,083)	20,903	18,024
Capital gain distributions	131,301	38,295	30,752	30,720	14,561	281,874	102,544

Net realized gain (loss) on investments	168,835	49,022	27,997	31,271	(18,522)	302,777	120,568

Change in net unrealized appreciation (depreciation) on investments	(327,453)	(142,647)	(56,787)	(102,399)	(433,938)	(549,800)	(344,944)

Net realized and unrealized gain (loss) on investments	(158,618)	(93,625)	(28,790)	(71,128)	(452,460)	(247,023)	(224,376)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(167,070)	$(92,929)	$(29,866)	$(72,254)	$(442,829)	$(227,907)	$(181,987)

Note: Totals may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

SUBACCOUNTS

JPMorgan Insurance Trust U.S. Equity

INVESTMENT INCOME:
Dividend income	$103,229

EXPENSES:
Mortality and expense risk	32,295

NET INVESTMENT INCOME (LOSS)	70,934

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	101,822
Capital gain distributions	167,803

Net realized gain (loss) on investments	269,625

Change in net unrealized appreciation (depreciation) on investments	(768,814)

Net realized and unrealized gain (loss) on investments	(499,189)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(428,255)

Note: Totals may not appear to foot/crossfoot/calculate due to rounding.

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Alger Large Cap Growth	Alger Mid Cap Growth	Alger Small Cap Growth	American Century VP Disciplined Core Value	American Century VP Large Company Value	American Century VP Value	BNY Mellon IP MidCap Stock

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(4,159)	$(18,088)	$(20,975)	$116,774	$2,328	$22,050	$26,248
Net realized gain (loss) on investments	25,726	(73,945)	198,334	74,448	5,381	53,074	49,292
Change in net unrealized appreciation (depreciation) on investments	(257,966)	(604,197)	(975,243)	(322,371)	(8,090)	(79,748)	(132,111)

Net increase (decrease) in net assets resulting from operations	(236,400)	(696,230)	(797,884)	(131,149)	(381)	(4,624)	(56,571)

CONTRACT TRANSACTIONS:
Contract owners’ net payments	6,426	14,859	12,178	16,758	5	3,691	5,258
Contract maintenance charges	(257)	(342)	(344)	(612)	(98)	(215)	(82)
Contract owners’ benefits	(98,763)	(247,880)	(189,090)	(189,371)	(5,373)	(75,523)	(24,349)
Net transfers (to) from the Company and/or Subaccounts	(14,866)	(4,625)	67,745	(7,490)	44,431	8,823	20,795

Increase (decrease) in net assets resulting from Contract transactions	(107,460)	(237,987)	(109,511)	(180,715)	38,965	(63,223)	1,622

Total increase (decrease) in net assets	(343,860)	(934,217)	(907,395)	(311,864)	38,584	(67,847)	(54,949)

NET ASSETS:
Beginning of period	675,725	1,960,542	2,089,518	1,062,017	107,062	595,982	352,239

End of period	$331,865	$1,026,325	$1,182,123	$750,153	$145,646	$528,135	$297,290

Note: Totals may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	BNY Mellon IP Technology Growth	BNY Mellon Sustainable U.S. Equity Portfolio	BNY Mellon VIF Government Money Market	Fidelity VIP Contrafund	Fidelity VIP Equity Income	Fidelity VIP Growth	Fidelity VIP Index 500

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(5,789)	$(697)	$(16,948)	$(75,994)	$11,073	$(8,483)	$3,792
Net realized gain (loss) on investments	86,487	9,071	-	621,454	80,594	119,486	27,673
Change in net unrealized appreciation (depreciation) on investments	(401,666)	(45,375)	-	(3,519,076)	(234,165)	(460,176)	(409,826)

Net increase (decrease) in net assets resulting from operations	(320,968)	(37,000)	(16,948)	(2,973,615)	(142,498)	(349,173)	(378,361)

CONTRACT TRANSACTIONS:
Contract owners’ net payments	4,737	1,317	91,857	117,964	29,444	11,319	26,757
Contract maintenance charges	(126)	(69)	(1,526)	(2,398)	(913)	(396)	(685)
Contract owners’ benefits	(291,161)	-	(423,199)	(804,908)	(145,965)	(259,917)	(10,986)
Net transfers (to) from the Company and/or Subaccounts	(36,183)	251	3,426	28,822	(46,941)	80,177	(3,909)

Increase (decrease) in net assets resulting from Contract transactions	(322,734)	1,499	(329,442)	(660,519)	(164,374)	(168,817)	11,177

Total increase (decrease) in net assets	(643,702)	(35,501)	(346,390)	(3,634,134)	(306,872)	(517,990)	(367,184)

NET ASSETS:
Beginning of period	899,803	154,039	5,809,381	11,170,246	2,308,521	1,413,634	1,960,940

End of period	$256,101	$118,537	$5,462,991	$7,536,112	$2,001,649	$895,644	$1,593,755

Note: Totals may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Fidelity VIP Index 500 Service Class	Fidelity VIP Mid Cap	Franklin Growth and Income	Franklin Rising Dividends	Franklin Small Cap Value	Franklin Strategic Income	Franklin U.S. Government Securities

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(6,160)	$(12,377)	$1,624	$(1,300)	$133,757	$16,764	$1,773
Net realized gain (loss) on investments	117,327	91,539	17,642	214,723	123,866	(11,548)	(4,169)
Change in net unrealized appreciation (depreciation) on investments	(688,479)	(332,757)	(25,524)	(397,530)	(521,311)	(84,912)	(21,918)

Net increase (decrease) in net assets resulting from operations	(577,312)	(253,595)	(6,258)	(184,107)	(263,688)	(79,696)	(24,314)

CONTRACT TRANSACTIONS:
Contract owners’ net payments	16,932	14,153	1,650	16,927	24,614	27,969	3,260
Contract maintenance charges	(567)	(300)	(94)	(438)	(508)	(392)	(168)
Contract owners’ benefits	(78,193)	(201,480)	(18,077)	(187,307)	(224,882)	(41,273)	(42,277)
Net transfers (to) from the Company and/or Subaccounts	25,900	(19,925)	(1,081)	(38,101)	(49,315)	(57,125)	(8,199)

Increase (decrease) in net assets resulting from Contract transactions	(35,929)	(207,552)	(17,602)	(208,919)	(250,091)	(70,820)	(47,384)

Total increase (decrease) in net assets	(613,241)	(461,147)	(23,860)	(393,026)	(513,779)	(150,517)	(71,698)

NET ASSETS:
Beginning of period	2,932,100	1,653,941	73,651	1,612,332	2,380,261	704,150	255,858

End of period	$2,318,859	$1,192,794	$49,791	$1,219,306	$1,866,482	$553,634	$184,160

Note: Totals may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Franklin Mutual Global Discovery	Franklin Mutual Shares	Templeton Developing Markets	Invesco VI Capital Appreciation	Invesco VI Discovery Mid Cap Growth	Invesco VI Diversified Dividend	Invesco VI Equity and Income

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$21,797	$20,010	$12,993	$6,865	$3,814	$1,279	$8,022
Net realized gain (loss) on investments	112,846	41,146	76,448	76,431	57,335	24,720	48,182
Change in net unrealized appreciation (depreciation) on investments	(261,047)	(120,807)	(281,018)	(185,129)	(148,893)	(30,373)	(97,339)

Net increase (decrease) in net assets resulting from operations	(126,404)	(59,651)	(191,576)	(101,833)	(87,744)	(4,374)	(41,135)

CONTRACT TRANSACTIONS:
Contract owners’ net payments	53,175	10,293	9,251	2,582	1,657	3,304	10,386
Contract maintenance charges	(629)	(141)	(323)	(68)	(58)	(54)	(121)
Contract owners’ benefits	(268,183)	(17,934)	(88,554)	(36,083)	(21,001)	(41,021)	(7,253)
Net transfers (to) from the Company and/or Subaccounts	(71,598)	(15,087)	11,875	(2,558)	(32,880)	(3,985)	(5,889)

Increase (decrease) in net assets resulting from Contract transactions	(287,235)	(22,869)	(67,751)	(36,127)	(52,283)	(41,755)	(2,877)

Total increase (decrease) in net assets	(413,639)	(82,520)	(259,327)	(137,960)	(140,027)	(46,129)	(44,012)

NET ASSETS:
Beginning of period	2,199,725	708,980	838,358	333,794	306,500	191,522	459,165

End of period	$1,786,086	$626,460	$579,032	$195,834	$166,473	$145,393	$415,153

Note: Totals may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Invesco VI Global	Invesco VI Global Real Estate	Invesco VI Global Strategic Income	Invesco VI Health Care	Invesco VI Main Street	Invesco VI Main Street Small Cap	Janus Henderson Balanced Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(32,387)	$16,151	$(11,985)	$(7,704)	$28,856	$17,526	$773
Net realized gain (loss) on investments	449,204	(21,850)	(33,286)	82,706	208,288	190,657	309,793
Change in net unrealized appreciation (depreciation) on investments	(1,451,600)	(332,382)	(80,714)	(181,165)	(394,020)	(536,385)	(919,433)

Net increase (decrease) in net assets resulting from operations	(1,034,783)	(338,081)	(125,985)	(106,163)	(156,876)	(328,202)	(608,868)

CONTRACT TRANSACTIONS:
Contract owners’ net payments	29,193	16,094	31,191	5,327	9,873	17,799	20,433
Contract maintenance charges	(840)	(419)	(473)	(167)	(421)	(562)	(1,213)
Contract owners’ benefits	(268,644)	(121,306)	(115,868)	(72,620)	(69,859)	(113,982)	(567,035)
Net transfers (to) from the Company and/or Subaccounts	86,876	56,801	(59,086)	(40,431)	20,674	92	13,041

Increase (decrease) in net assets resulting from Contract transactions	(153,415)	(48,830)	(144,237)	(107,891)	(39,734)	(96,653)	(534,774)

Total increase (decrease) in net assets	(1,188,198)	(386,911)	(270,222)	(214,054)	(196,610)	(424,855)	(1,143,642)

NET ASSETS:
Beginning of period	3,261,248	1,341,250	1,065,195	730,974	755,290	1,930,132	3,821,748

End of period	$2,073,050	$954,339	$794,972	$516,920	$558,680	$1,505,277	$2,678,106

Note: Totals may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Janus Henderson Enterprise Portfolio	Janus Henderson Global Research Portfolio	Janus Henderson Mid Cap Value Portfolio	Janus Henderson Research Portfolio	JPMorgan Insurance Trust Core Bond	JPMorgan Insurance Trust Mid Cap Value	JPMorgan Insurance Trust Small Cap Core

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(8,452)	$696	$(1,076)	$(1,126)	$9,631	$19,116	$42,389
Net realized gain (loss) on investments	168,835	49,022	27,997	31,271	(18,522)	302,777	120,568
Change in net unrealized appreciation (depreciation) on investments	(327,453)	(142,647)	(56,787)	(102,399)	(433,938)	(549,800)	(344,944)

Net increase (decrease) in net assets resulting from operations	(167,070)	(92,929)	(29,866)	(72,254)	(442,829)	(227,906)	(181,987)

CONTRACT TRANSACTIONS:
Contract owners’ net payments	10,759	3,210	8,395	-	20,397	21,680	3,106
Contract maintenance charges	(404)	(173)	(236)	(125)	(550)	(466)	(198)
Contract owners’ benefits	(81,784)	(38,189)	(36,499)	(6,272)	(298,396)	(104,211)	(59,462)
Net transfers (to) from the Company and/or Subaccounts	(15,725)	15,472	5,447	4,848	56,102	(29,817)	9,887

Increase (decrease) in net assets resulting from Contract transactions	(87,154)	(19,680)	(22,893)	(1,549)	(222,447)	(112,814)	(46,668)

Total increase (decrease) in net assets	(254,224)	(112,609)	(52,759)	(73,803)	(665,276)	(340,720)	(228,654)

NET ASSETS:
Beginning of period	1,025,512	457,511	430,993	234,011	3,289,578	2,425,903	893,714

End of period	$771,288	$344,902	$378,234	$160,208	$2,624,302	$2,085,183	$665,059

Note: Totals may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

SUBACCOUNTS

JPMorgan Insurance Trust U.S. Equity

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$70,934
Net realized gain (loss) on investments	269,625
Change in net unrealized appreciation (depreciation) on investments	(768,814)

Net increase (decrease) in net assets resulting from operations	(428,255)

CONTRACT TRANSACTIONS:
Contract owners’ net payments	1,553
Contract maintenance charges	(84)
Contract owners’ benefits	(140,325)
Net transfers (to) from the Company and/or Subaccounts	1,103

Increase (decrease) in net assets resulting from Contract transactions	(137,752)

Total increase (decrease) in net assets	(566,007)

NET ASSETS:
Beginning of period	2,179,600

End of period	$1,613,593

Note: Totals may not appear to foot/crossfoot/calculate due to rounding.

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	Alger Large Cap Growth	Alger Mid Cap Growth	Alger Small Cap Growth	American Century VP Disciplined Core Value	American Century VP Large Company Value	American Century VP Value	BNY Mellon IP MidCap Stock

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$18,818	$242,063	$(17,082)	$(3,470)	$(20)	$1,806	$(3,870)
Net realized gain (loss) on investments	207,867	581,442	1,012,666	174,969	799	45,512	44,092
Change in net unrealized appreciation (depreciation) on investments	(149,086)	(751,650)	(1,156,443)	29,916	17,187	74,483	54,085

Net increase (decrease) in net assets resulting from operations	77,600	71,855	(160,858)	201,414	17,965	121,801	94,307

CONTRACT TRANSACTIONS:
Contract owners’ net payments	8,379	38,484	20,497	11,675	163	22,247	5,253
Contract maintenance charges	(270)	(391)	(411)	(633)	(85)	(218)	(102)
Contract owners’ benefits	(182,341)	(261,106)	(494,298)	(68,781)	(2,512)	(128,479)	(181,067)
Net transfers (to) from the Company and/or Subaccounts	36,955	36,672	37,701	(16,089)	2,226	34,587	(31,959)

Increase (decrease) in net assets resulting from Contract transactions	(137,276)	(186,340)	(436,512)	(73,828)	(209)	(71,863)	(207,875)

Total increase (decrease) in net assets	(59,676)	(114,485)	(597,370)	127,586	17,757	49,938	(113,568)

NET ASSETS:
Beginning of period	735,401	2,075,027	2,686,888	934,431	89,305	546,044	465,807

End of period	$675,725	$1,960,542	$2,089,518	$1,062,017	$107,062	$595,982	$352,239

Note: Totals may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	BNY Mellon IP Technology Growth	BNY Mellon Sustainable U.S. Equity Portfolio	BNY Mellon VIF Government Money Market	Fidelity VIP Contrafund	Fidelity VIP Equity Income	Fidelity VIP Growth	Fidelity VIP Index 500

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$48,400	$2,824	$(94,120)	$(103,310)	$62,822	$23,450	$3,519
Net realized gain (loss) on investments	130,760	103,617	(0)	1,820,552	252,563	346,503	76,896
Change in net unrealized appreciation (depreciation) on investments	(84,494)	(30,143)	0	758,176	166,143	(95,540)	347,823

Net increase (decrease) in net assets resulting from operations	94,666	76,299	(94,120)	2,475,418	481,527	274,413	428,238

CONTRACT TRANSACTIONS:
Contract owners’ net payments	9,058	2,469	93,975	128,123	28,359	8,445	25,653
Contract maintenance charges	(173)	(85)	(1,576)	(2,529)	(934)	(446)	(700)
Contract owners’ benefits	(88,525)	(279,920)	(684,992)	(1,436,145)	(333,145)	(174,421)	(106,416)
Net transfers (to) from the Company and/or Subaccounts	(34,486)	(51,706)	51,162	42,305	(55,862)	(23,447)	9,317

Increase (decrease) in net assets resulting from Contract transactions	(114,126)	(329,242)	(541,430)	(1,268,247)	(361,582)	(189,868)	(72,147)

Total increase (decrease) in net assets	(19,460)	(252,943)	(635,550)	1,207,171	119,945	84,544	356,091

NET ASSETS:
Beginning of period	919,263	406,982	6,444,931	9,963,075	2,188,576	1,329,090	1,604,849

End of period	$899,803	$154,039	$5,809,381	$11,170,246	$2,308,521	$1,413,634	$1,960,940

Note: Totals may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	Fidelity VIP Index 500 Service Class	Fidelity VIP Mid Cap	Franklin Growth and Income	Franklin Rising Dividends	Franklin Small Cap Value	Franklin Strategic Income	Franklin U.S. Government Securities

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(6,115)	$22,386	$710	$(6,144)	$17,773	$14,114	$3,048
Net realized gain (loss) on investments	159,328	279,782	2,854	94,078	32,638	(5,536)	(4,317)
Change in net unrealized appreciation (depreciation) on investments	481,953	40,398	10,408	252,033	436,130	(3,600)	(8,690)

Net increase (decrease) in net assets resulting from operations	635,167	342,566	13,973	339,966	486,542	4,978	(9,959)

CONTRACT TRANSACTIONS:
Contract owners’ net payments	16,994	17,366	1,650	20,398	26,792	13,642	4,335
Contract maintenance charges	(577)	(295)	(105)	(421)	(532)	(402)	(172)
Contract owners’ benefits	(133,468)	(224,890)	(5,806)	(139,093)	(174,657)	(121,904)	(68,176)
Net transfers (to) from the Company and/or Subaccounts	(50,933)	3,410	1,521	(14,702)	(59,781)	34,942	(11,182)

Increase (decrease) in net assets resulting from Contract transactions	(167,985)	(204,408)	(2,740)	(133,819)	(208,178)	(73,723)	(75,196)

Total increase (decrease) in net assets	467,182	138,158	11,233	206,147	278,363	(68,745)	(85,154)

NET ASSETS:
Beginning of period	2,464,918	1,515,783	62,418	1,406,185	2,101,898	772,895	341,012

End of period	$2,932,100	$1,653,941	$73,651	$1,612,332	$2,380,261	$704,150	$255,858

Note: Totals may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	Franklin Mutual Global Discovery	Franklin Mutual Shares	Templeton Developing Markets	Invesco VI Capital Appreciation	Invesco VI Discovery Mid Cap Growth	Invesco VI Diversified Dividend	Invesco VI Equity and Income

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$27,349	$10,342	$12,941	$(5,490)	$(4,341)	$1,584	$8,041
Net realized gain (loss) on investments	(26,340)	(7,178)	49,434	74,896	55,254	842	1,216
Change in net unrealized appreciation (depreciation) on investments	358,157	113,643	(128,151)	5,164	(1,541)	25,785	12,276

Net increase (decrease) in net assets resulting from operations	359,166	116,807	(65,776)	74,570	49,373	28,211	21,533

CONTRACT TRANSACTIONS:
Contract owners’ net payments	40,515	11,045	9,697	5,150	1,528	3,135	6,787
Contract maintenance charges	(648)	(143)	(357)	(108)	(72)	(50)	(89)
Contract owners’ benefits	(281,172)	(97,446)	(88,679)	(127,839)	(24,066)	(19,805)	(38,081)
Net transfers (to) from the Company and/or Subaccounts	(28,764)	6,261	409	(41,769)	(18,225)	95	469,015

Increase (decrease) in net assets resulting from Contract transactions	(270,069)	(80,283)	(78,932)	(164,566)	(40,835)	(16,625)	437,632

Total increase (decrease) in net assets	89,097	36,524	(144,707)	(89,996)	8,538	11,586	459,165

NET ASSETS:
Beginning of period	2,110,628	672,456	983,066	423,790	297,962	179,936	-

End of period	$2,199,725	$708,980	$838,358	$333,794	$306,500	$191,522	$459,165

Note: Totals may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	Invesco VI Global	Invesco VI Global Real Estate	Invesco VI Global Strategic Income	Invesco VI Health Care	Invesco VI Main Street	Invesco VI Main Street Small Cap	Invesco VI Managed Volatility

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(47,973)	$16,181	$36,623	$(1,781)	$(7,796)	$(8,153)	$7,144
Net realized gain (loss) on investments	365,552	2,827	(29,755)	110,467	110,075	220,016	32,901
Change in net unrealized appreciation (depreciation) on investments	134,100	248,478	(73,188)	(36,169)	98,206	174,202	(8,439)

Net increase (decrease) in net assets resulting from operations	451,679	267,486	(66,319)	72,517	200,485	386,065	31,606

CONTRACT TRANSACTIONS:
Contract owners’ net payments	44,057	25,066	37,441	6,479	18,837	13,204	3,685
Contract maintenance charges	(931)	(415)	(494)	(165)	(511)	(570)	(32)
Contract owners’ benefits	(520,049)	(130,073)	(291,342)	(205,246)	(293,791)	(296,669)	(565)
Net transfers (to) from the Company and/or Subaccounts	(73,848)	36,655	62,198	(1,798)	12,005	(111,043)	(465,973)

Increase (decrease) in net assets resulting from Contract transactions	(550,771)	(68,767)	(192,197)	(200,730)	(263,460)	(395,078)	(462,885)

Total increase (decrease) in net assets	(99,092)	198,719	(258,516)	(128,213)	(62,975)	(9,013)	(431,279)

NET ASSETS:
Beginning of period	3,360,340	1,142,531	1,323,711	859,187	818,265	1,939,145	431,279

End of period	$3,261,248	$1,341,250	$1,065,195	$730,974	$755,290	$1,930,132	$-

Note: Totals may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	Janus Henderson Balanced Portfolio	Janus Henderson Enterprise Portfolio	Janus Henderson Global Research Portfolio	Janus Henderson Mid Cap Value Portfolio	Janus Henderson Research Portfolio	JPMorgan Insurance Trust Core Bond	JPMorgan Insurance Trust Mid Cap Value

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(9,309)	$(11,260)	$(3,990)	$(5,352)	$(3,761)	$15,982	$(12,442)
Net realized gain (loss) on investments	271,818	141,257	50,177	7,769	83,714	49,549	220,698
Change in net unrealized appreciation (depreciation) on investments	291,582	13,892	22,283	72,582	(21,780)	(179,835)	370,294

Net increase (decrease) in net assets resulting from operations	554,090	143,889	68,470	74,998	58,173	(114,304)	578,551

CONTRACT TRANSACTIONS:
Contract owners’ net payments	39,692	15,156	3,963	7,766	2,314	21,072	15,872
Contract maintenance charges	(1,200)	(424)	(174)	(227)	(139)	(568)	(473)
Contract owners’ benefits	(654,443)	(120,143)	(51,564)	(69,178)	(145,974)	(608,617)	(269,879)
Net transfers (to) from the Company and/or Subaccounts	200,146	(4,059)	5,015	(12,596)	(2,978)	3,806	(18,718)

Increase (decrease) in net assets resulting from Contract transactions	(415,805)	(109,469)	(42,760)	(74,234)	(146,777)	(584,307)	(273,198)

Total increase (decrease) in net assets	138,285	34,419	25,710	764	(88,604)	(698,611)	305,353

NET ASSETS:
Beginning of period	3,683,463	991,093	431,801	430,229	322,615	3,988,189	2,120,550

End of period	$3,821,748	$1,025,512	$457,511	$430,993	$234,011	$3,289,578	$2,425,903

Note: Totals may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	JPMorgan Insurance Trust Small Cap Core	JPMorgan Insurance Trust U.S. Equity

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(3,526)	$13,060
Net realized gain (loss) on investments	62,927	265,078
Change in net unrealized appreciation (depreciation) on investments	106,959	225,116

Net increase (decrease) in net assets resulting from operations	166,360	503,253

CONTRACT TRANSACTIONS:
Contract owners’ net payments	20,966	1,368
Contract maintenance charges	(220)	(79)
Contract owners’ benefits	(145,042)	(253,316)
Net transfers (to) from the Company and/or Subaccounts	(22,607)	(5,458)

Increase (decrease) in net assets resulting from Contract transactions	(146,904)	(257,485)

Total increase (decrease) in net assets	19,456	245,768

NET ASSETS:
Beginning of period	874,258	1,933,832

End of period	$893,714	$2,179,600

Note: Totals may not appear to foot/crossfoot/calculate due to rounding.

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT OF

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2022

1.	ORGANIZATION

The Protective Acquired Variable Annuity Separate Account (the “Separate Account”), a segregated unit investment trust registered under the Investment Company Act of 1940, as amended, was originally established by Chase Insurance Life and Annuity Company (“CILAAC”). Protective Life Insurance Company (the “Company”), a Tennessee corporation, purchased CILAAC from JPMorgan & Co. and CILAAC merged with and into the Company. As a result of this merger, the Company remained as the surviving legal entity. The Company has reinsured 100% of the variable annuity of CILAAC to Commonwealth Annuity and Life Insurance Company, a subsidiary of The Goldman Sachs Group Inc., formerly known as Allmerica Financial Life and Annuity Company. The Company is a wholly owned subsidiary of Protective Life Corporation (“PLC”). PLC is a wholly owned subsidiary of Dai-ichi Life Holdings, Inc., a kabushiki kaisha organized under the laws of Japan.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account’s assets applicable to the variable annuity contracts (the “Contracts”) is not chargeable with liabilities arising out of any other business the Company may conduct.

The Separate Account is a funding vehicle for individual variable annuity Contracts; it consists of a number of subaccounts (the “Subaccounts”), also commonly referred to as investment divisions or funds, each of which is treated as an individual accounting entity for financial reporting purposes. The Separate Account’s value at any time is allocated among Contract holders based on the number and value of their accumulation units representing their interest in the separate account; all of the investible assets of the Separate Account are invested in the corresponding mutual fund.

Contract owners may transfer some or all of the Contract value to the Company’s guaranteed account, which is not included in these financial statements. The assets of the Company support its insurance and annuity obligations and are subject to the Company’s general liabilities from business operations.

New Contracts are no longer being sold under the products in the Separate Account, but holders of existing Contracts may make additional deposits.

The following is a list of the variable annuity products funded by the Separate Account:

FI Variable Annuity

RSG Advantage III

RSG Preferred Plus

For the years or periods ended December 31, 2022 and 2021, the Separate Account was invested in up to forty-four Subaccounts, as follows:

Alger Large Cap Growth	Invesco VI Discovery Mid Cap Growth (a)
Alger Mid Cap Growth	Invesco VI Diversified Dividend
Alger Small Cap Growth	Invesco VI Equity and Income (b)
American Century VP Disciplined Core Value	Invesco VI Global (a)
American Century VP Large Company Value	Invesco VI Global Strategic Income (a)
American Century VP Value	Invesco VI Global Real Estate
BNY Mellon IP MidCap Stock	Invesco VI Health Care

BNY Mellon IP Technology Growth	Invesco VI Main Street (a)
BNY Mellon Sustainable U.S. Equity Portfolio	Invesco VI Main Street Small Cap (a)
BNY Mellon VIF Government Money Market	Invesco VI Managed Volatility (b)
Fidelity VIP Contrafund	Janus Henderson Balanced Portfolio
Fidelity VIP Equity Income	Janus Henderson Enterprise Portfolio
Fidelity VIP Growth	Janus Henderson Global Research Portfolio
Fidelity VIP Index 500	Janus Henderson Mid Cap Value Portfolio
Fidelity VIP Index 500 Service Class	Janus Henderson Research Portfolio
Fidelity VIP Mid Cap	JPMorgan Insurance Trust Core Bond
Franklin Growth and Income	JPMorgan Insurance Trust Mid Cap Value
Franklin Small Cap Value	JPMorgan Insurance Trust Small Cap Core
Franklin Strategic Income	JPMorgan Insurance Trust U.S. Equity
Franklin U.S. Government Securities	Franklin Mutual Global Discovery
Franklin Rising Dividends	Franklin Mutual Shares
Invesco VI Capital Appreciation (a)	Templeton Developing Markets

(a)	See Subaccount Changes table below:

Subaccount Changes:
During 2021, the following Subaccounts changed their names:

Previous Name	New Name	Date of Change
Invesco Oppenheimer VI Capital Appreciation	Invesco VI Capital Appreciation	April 30, 2021
Invesco Oppenheimer VI Discovery Mid Cap Growth	Invesco VI Discovery Mid Cap Growth	April 30, 2021
Invesco Oppenheimer VI Global	Invesco VI Global	April 30, 2021
Invesco Oppenheimer VI Global Strategic Income	Invesco VI Global Strategic Income	April 30, 2021
Invesco Oppenheimer VI Main Street	Invesco VI Main Street	April 30, 2021
Invesco Oppenheimer VI Main Street Small Cap	Invesco VI Main Street Small Cap	April 30, 2021

(b)	See Subaccount Changes table below:

Subaccount Changes:

During 2021, the following Subaccount was merged:

Subaccount	Merged Into	Date of Change
Invesco VI Managed Volatility	Invesco VI Equity and Income	April 30, 2021

Certain subaccounts that had no investments balances as of December 31, 2022 or that did not have activity during the year ended December 31, 2022 are not presented on the Statements of Assets and Liabilities as of December 31, 2022 or Statements of Operations for the year ended December 31, 2022, respectively.

The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies”.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Separate Account.

Investment valuation

Investments are made and measured in shares and are presented net of management fees and other operating expenses incurred by the Subaccounts. The investments are valued at the net asset values of the mutual funds, which value their investment securities at fair value. Transactions with the mutual funds are recognized on the trade date.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the Subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective Subaccounts.

Contracts in the annuity payout phase

Net assets allocated to Contracts in the annuity payout phase are computed according to the Annuity 2000 Mortality Table with an assumed investment return of 5%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company for the calculated or excess differential.

Dividend income and capital gain distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the mutual funds. Ordinary dividend and capital gain distributions are recognized within net investment income and net realized gains, respectively, as recorded in the financial statements of the Subaccounts.

Net realized gains and losses

Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined for each product using the first-in-first-out (FIFO) basis) and capital gain distributions from the mutual funds.

Net transfers (to) from the Company and Subaccounts

Net transfers (to) from the Company and Subaccounts include transfers between the Subaccounts of the Separate Account as well as transfers between the Separate Account and the Company.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the Contracts, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2022. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the Contracts.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from the estimates reported in the accompanying financial statements.

Risks and uncertainties

The Separate Account provides for various investment options in any combination of Subaccounts, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and footnotes of the underlying Subaccounts identified in Note 1.

3.         PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2022 were as follows:

Subaccount	Purchases	Sales
Alger Large Cap Growth	$54,322	$148,915
Alger Mid Cap Growth	88,660	307,843
Alger Small Cap Growth	386,600	299,220
American Century VP Disciplined Core Value	230,845	206,840
American Century VP Large Company Value	56,126	11,148
American Century VP Value	97,361	111,834
BNY Mellon IP MidCap Stock	140,641	58,827
BNY Mellon IP Technology Growth	58,704	340,226
BNY Mellon Sustainable U.S. Equity Portfolio	11,202	1,738
BNY Mellon VIF Government Money Market	225,118	571,508
Fidelity VIP Contrafund	675,209	1,007,277
Fidelity VIP Equity Income	129,346	216,331
Fidelity VIP Growth	214,743	310,743
Fidelity VIP Index 500	59,322	32,049
Fidelity VIP Index 500 Service Class	127,522	150,990
Fidelity VIP Mid Cap	104,255	238,978
Franklin Growth and Income	26,920	20,013
Franklin Rising Dividends	217,418	274,073
Franklin Small Cap Value	496,931	370,165
Franklin Strategic Income	60,238	114,294
Franklin U.S. Government Securities	12,576	58,188
Franklin Mutual Global Discovery	282,816	412,731
Franklin Mutual Shares	133,571	79,673
Templeton Developing Markets	123,876	138,756
Invesco VI Capital Appreciation	89,873	48,724
Invesco VI Discovery Mid Cap Growth	63,693	62,785
Invesco VI Diversified Dividend	24,127	46,862
Invesco VI Equity and Income	75,867	20,613
Invesco VI Global	511,884	291,375
Invesco VI Global Real Estate	127,794	160,474
Invesco VI Global Strategic Income	35,924	192,147
Invesco VI Health Care	80,296	124,262
Invesco VI Main Street	286,384	94,034
Invesco VI Main Street Small Cap	270,518	196,988
Janus Henderson Balanced Portfolio	203,003	651,680
Janus Henderson Enterprise Portfolio	178,464	142,769
Janus Henderson Global Research Portfolio	60,781	41,471
Janus Henderson Mid Cap Value Portfolio	59,461	52,678
Janus Henderson Research Portfolio	36,851	8,807
JPMorgan Insurance Trust Core Bond	163,278	361,533
JPMorgan Insurance Trust Mid Cap Value	351,364	163,188
JPMorgan Insurance Trust Small Cap Core	209,698	111,433
JPMorgan Insurance Trust U.S. Equity	281,831	180,846

4.         CHANGES IN UNITS OUTSTANDING

The change in units outstanding for years or periods ended December 31, 2022 and 2021 were as follows:

	2022			2021
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Alger Large Cap Growth	279	951	(672)	243	801	(558)
Alger Mid Cap Growth	1,019	3,661	(2,642)	818	2,174	(1,356)
Alger Small Cap Growth	2,796	4,406	(1,610)	1,384	4,620	(3,236)
American Century VP Disciplined Core Value	1,242	9,529	(8,287)	793	4,208	(3,415)
American Century VP Large Company Value	2,413	838	1,575	101	100	1
American Century VP Value	1,930	4,261	(2,331)	2,719	5,549	(2,830)
BNY Mellon IP MidCap Stock	1,584	1,590	(6)	639	5,837	(5,198)
BNY Mellon IP Technology Growth	372	6,694	(6,322)	686	2,556	(1,870)
BNY Mellon Sustainable U.S. Equity Portfolio	18	1	17	27	3,623	(3,596)
BNY Mellon VIF Government Money Market	23,568	59,816	(36,248)	17,307	76,766	(59,459)
Fidelity VIP Contrafund	3,229	9,256	(6,027)	3,109	12,634	(9,525)
Fidelity VIP Equity Income	589	2,639	(2,050)	481	5,137	(4,656)
Fidelity VIP Growth	969	2,169	(1,200)	81	931	(850)
Fidelity VIP Index 500	98	78	20	87	207	(120)
Fidelity VIP Index 500 Service Class	233	319	(86)	33	366	(333)
Fidelity VIP Mid Cap	671	6,194	(5,523)	1,872	7,082	(5,210)
Franklin Growth and Income	59	726	(667)	220	335	(115)
Franklin Rising Dividends	1,888	6,323	(4,435)	790	3,623	(2,833)
Franklin Small Cap Value	2,532	7,800	(5,268)	1,050	5,194	(4,144)
Franklin Strategic Income	2,221	6,039	(3,818)	2,673	6,465	(3,792)
Franklin U.S. Government Securities	747	4,609	(3,862)	2,210	8,062	(5,852)
Franklin Mutual Global Discovery	3,891	11,560	(7,669)	1,604	8,708	(7,104)
Franklin Mutual Shares	2,000	2,818	(818)	1,115	3,854	(2,739)
Templeton Developing Markets	2,310	4,548	(2,238)	589	2,550	(1,961)
Invesco VI Capital Appreciation	269	1,171	(902)	357	3,835	(3,478)
Invesco VI Discovery Mid Cap Growth	228	1,288	(1,060)	481	1,209	(728)
Invesco VI Diversified Dividend	208	2,700	(2,492)	296	1,419	(1,123)
Invesco VI Equity and Income	1,587	1,943	(356)	47,473	3,621	43,852
Invesco VI Global	3,355	6,217	(2,862)	1,385	10,544	(9,159)
Invesco VI Global Real Estate	4,044	5,437	(1,393)	2,175	4,194	(2,019)
Invesco VI Global Strategic Income	4,603	13,610	(9,007)	5,031	16,251	(11,220)
Invesco VI Health Care	351	3,088	(2,737)	1,128	5,911	(4,783)
Invesco VI Main Street	1,382	2,339	(957)	867	6,601	(5,734)
Invesco VI Main Street Small Cap	1,812	3,650	(1,838)	520	7,105	(6,585)
Invesco V.I. Managed Volatility	-	-	-	160	13,218	(13,058)
Janus Henderson Balanced Portfolio	2,290	7,614	(5,324)	2,830	7,068	(4,238)
Janus Henderson Enterprise Portfolio	434	1,089	(655)	160	910	(750)
Janus Henderson Global Research Portfolio	306	597	(291)	154	699	(545)
Janus Henderson Mid Cap Value Portfolio	738	1,264	(526)	348	1,964	(1,616)
Janus Henderson Research Portfolio	62	96	(34)	25	1,427	(1,402)
JPMorgan Insurance Trust Core Bond	9,455	25,386	(15,931)	1,685	39,845	(38,160)
JPMorgan Insurance Trust Mid Cap Value	1,069	4,184	(3,115)	605	7,919	(7,314)
JPMorgan Insurance Trust Small Cap Core	1,302	2,326	(1,024)	743	3,397	(2,654)
JPMorgan Insurance Trust U.S. Equity	782	4,057	(3,275)	57	5,722	(5,665)

5.	EXPENSES AND RELATED PARTY TRANSACTIONS

The fees and charges below are the current expenses deducted by the Subaccount from either the net unit value or from the Contract as a redemption of units. Fees and charges may vary based on factors such as the product purchased, optional benefits chosen, benefit base, asset base, net amount at risk, death benefit option elected, a Contract’s total asset value, age of Contract, surrender amount, if a surrender is requested during the period specified, Subaccounts selected, transaction amount, and/or transaction frequency. The fees and charges are recorded, as applicable, to the respective Subaccount in the Separate Account. Redemption of units deductions are made to the individual Contracts in accordance with the terms which govern each annuity, as set forth in the Contract.

Expense Type	Range
Contract Maintenance Charge
This charge is assessed to reimburse the Company for expenses incurred in the administration of the Contract and the Separate Account. The charge is deducted annually, assessed through a redemption of units, and recorded as Contract maintenance charges in the Statements of Changes in Net Assets.	$0 - $7.50 quarterly

Mortality and Expense Risk Fee
This fee is assessed to reimburse the Company for assuming mortality and expense risks. The fee is deducted daily, assessed through a reduction of net unit values, and recorded as mortality and expense risk in the Statements of Operations.	a daily fee amounting to a per annum aggregate of 1.30% - 1.85% of the average daily net assets of the variable account

Surrender Charge (Contingent Deferred Sales Charge)
This charge is assessed to reimburse the Company for some of the costs of distributing the Contracts. The charge is deducted at surrender, assessed through a redemption of units, and recorded as Contract maintenance charges within the Statements of Changes in Net Assets.	0.00% - 8.00% of surrendered amount

Fee for Optional Benefits
This fee, if applicable, is assessed to reimburse the Company for costs and risks stemming from optional living and death benefits elected by the Contract owner. The fee is deducted monthly, assessed through a redemption of units, and recorded as Contract maintenance charges within the Statements of Changes in Net Assets.	0.20% - 0.35% of asset base

6.	FINANCIAL HIGHLIGHTS

The Company sells a number of variable annuity products that are funded by the Separate Account. These products have unique combinations of features and fees that are charged against the Contract owner’s account. Differences in the fee structures result in a variety of unit values, expense ratios and total returns. The following tables were developed by determining which products offered by the Company and funded by the Separate Account have the highest and lowest expense ratios. The summaries may not reflect or directly equate to the minimum and maximum Contract charges offered by the Company, as Contract owners may not have selected all available and applicable Contract options for or during the periods presented.

A summary of the units outstanding, unit fair values, net assets for variable annuity Contracts, net investment income ratios, the expense ratios, excluding expenses of the underlying funds, and total returns for each of the five years or periods ended December 31, 2022 were as follows:

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low (d)	High (d)			Low (d)	High (d)	Low (d)	High (d)

Alger Large Cap Growth
2022	2	$108.32	$152.16	$332	0.32%	1.30%	1.85%	(39.77)%	(39.44)%
2021	3	179.84	251.26	676	4.14%	1.30%	1.85%	9.81%	10.41%
2020	4	163.78	227.58	735	0.16%	1.30%	1.85%	64.00%	64.89%
2019	5	99.86	138.02	580	N/A	1.30%	1.85%	25.12%	25.80%
2018	6	79.82	109.72	559	3.62%	1.30%	1.85%	0.34%	0.89%
Alger Mid Cap Growth
2022	13	72.58	81.19	1,026	0.00%	1.30%	1.85%	(37.23)%	(36.89)%
2021	16	115.64	128.66	1,961	13.49%	1.30%	1.85%	2.31%	2.87%
2020	17	113.03	125.07	2,075	N/A	1.30%	1.85%	61.64%	62.52%
2019	21	69.93	76.96	1,596	N/A	1.30%	1.85%	27.89%	28.58%
2018	23	54.68	59.85	1,336	0.40%	1.30%	1.85%	(9.14)%	(8.64)%
Alger Small Cap Growth
2022	18	54.15	115.85	1,182	0.00%	1.30%	1.85%	(39.14)%	(38.81)%
2021	19	88.98	189.32	2,090	0.83%	1.30%	1.85%	(7.77)%	(7.27)%
2020	22	96.47	204.16	2,687	0.93%	1.30%	1.85%	64.12%	65.01%
2019	31	58.78	123.73	2,199	N/A	1.30%	1.85%	26.99%	27.68%
2018	33	46.29	96.91	1,848	N/A	1.30%	1.85%	(0.42)%	0.13%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low (d)	High (d)			Low (d)	High (d)	Low (d)	High (d)

American Century VP Disciplined Core Value
2022	39	$17.97	$19.95	$750	14.19%	1.30%	1.85%	(14.32)%	(13.85)%
2021	47	20.97	23.16	1,062	1.11%	1.30%	1.85%	21.41%	22.06%
2020	50	17.28	18.98	934	1.67%	1.30%	1.85%	9.78%	10.37%
2019	62	15.74	17.19	1,053	3.17%	1.30%	1.85%	21.70%	22.36%
2018	68	12.93	14.05	941	4.23%	1.30%	1.85%	(8.57)%	(8.07)%
American Century VP Large Company Value
2022	6	24.15	26.57	146	3.08%	1.30%	1.85%	(2.07)%	(1.54)%
2021	4	24.66	26.99	107	1.47%	1.30%	1.85%	19.50%	20.15%
2020	4	20.63	22.46	89	0.85%	1.30%	1.85%	0.75%	1.30%
2019	12	20.48	22.17	267	2.69%	1.30%	1.85%	25.16%	25.84%
2018	14	16.36	17.62	239	2.44%	1.30%	1.85%	(9.72)%	(9.23)%
American Century VP Value
2022	20	24.04	28.05	528	5.34%	1.30%	1.85%	(1.28)%	(0.75)%
2021	22	24.36	28.27	595	1.83%	1.30%	1.85%	22.25%	22.91%
2020	25	19.92	23.00	546	1.97%	1.30%	1.85%	(0.86)%	(0.32)%
2019	29	20.10	23.07	617	3.27%	1.30%	1.85%	24.73%	25.40%
2018	32	16.11	18.40	560	1.83%	1.30%	1.85%	(10.81)%	(10.32)%
BNY Mellon IP MidCap Stock
2022	8	30.72	37.42	297	9.47%	1.30%	1.85%	(15.84)%	(15.38)%
2021	8	36.45	44.22	352	0.53%	1.30%	1.85%	23.28%	23.95%
2020	13	29.52	35.67	466	0.49%	1.30%	1.85%	5.89%	6.46%
2019	17	27.84	33.51	565	0.42%	1.30%	1.85%	17.68%	18.32%
2018	17	23.62	28.32	492	2.52%	1.30%	1.85%	(17.23)%	(16.77)%
BNY Mellon IP Technology Growth
2022	7	31.66	35.10	256	0.00%	1.30%	1.85%	(47.49)%	(47.21)%
2021	14	60.29	66.48	900	6.75%	1.30%	1.85%	10.60%	11.20%
2020	16	54.51	59.78	919	0.06%	1.30%	1.85%	66.50%	67.40%
2019	19	32.74	35.71	662	N/A	1.30%	1.85%	23.23%	23.90%
2018	20	26.57	28.82	568	2.56%	1.30%	1.85%	(3.07)%	(2.54)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low (d)	High (d)			Low (d)	High (d)	Low (d)	High (d)

BNY Mellon Sustainable U.S. Equity Portfolio
2022	2	$69.51	$79.40	$119	0.81%	1.30%	1.85%	(24.27)%	(23.86)%
2021	2	91.79	104.29	154	2.57%	1.30%	1.85%	24.69%	25.37%
2020	5	73.61	83.19	407	1.04%	1.30%	1.85%	21.89%	22.55%
2019	5	60.39	67.88	354	1.45%	1.30%	1.85%	31.92%	32.63%
2018	6	45.78	51.18	288	4.56%	1.30%	1.85%	(6.15)%	(5.64)%
BNY Mellon VIF Government Money Market
2022	600	8.61	9.55	5,463	1.22%	1.30%	1.85%	(0.57)%	(0.03)%
2021	636	8.66	9.55	5,809	0.01%	1.30%	1.85%	(1.81)%	(1.27)%
2020	695	8.81	9.67	6,445	0.22%	1.30%	1.85%	(1.61)%	(1.07)%
2019	789	8.96	9.78	7,410	1.68%	1.30%	1.85%	(0.18)%	0.38%
2018	874	8.98	9.74	8,194	1.20%	1.30%	1.85%	(0.57)%	(0.02)%
Fidelity VIP Contrafund
2022	72	85.69	121.94	7,536	0.45%	1.30%	1.85%	(27.65)%	(27.26)%
2021	78	118.43	167.64	11,170	0.43%	1.30%	1.85%	25.51%	26.20%
2020	87	94.36	132.84	9,963	0.24%	1.30%	1.85%	28.20%	28.89%
2019	107	73.61	103.06	9,546	0.47%	1.30%	1.85%	29.19%	29.89%
2018	116	56.98	79.35	7,873	1.08%	1.30%	1.85%	(8.09)%	(7.58)%
Fidelity VIP Equity Income
2022	24	64.16	97.85	2,002	1.85%	1.30%	1.85%	(6.68)%	(6.18)%
2021	27	68.76	104.29	2,309	4.22%	1.30%	1.85%	22.63%	23.29%
2020	31	56.07	84.59	2,189	1.64%	1.30%	1.85%	4.76%	5.33%
2019	34	53.52	80.31	2,233	2.04%	1.30%	1.85%	25.13%	25.81%
2018	36	42.78	63.84	1,900	2.26%	1.30%	1.85%	(9.97)%	(9.48)%
Fidelity VIP Growth
2022	6	119.90	202.98	896	0.58%	1.30%	1.85%	(25.83)%	(25.42)%
2021	7	161.65	272.18	1,414	3.15%	1.30%	1.85%	20.98%	21.63%
2020	8	133.62	223.77	1,329	0.07%	1.30%	1.85%	41.28%	42.05%
2019	8	94.58	157.53	971	0.27%	1.30%	1.85%	31.87%	32.59%
2018	9	71.72	118.81	785	0.27%	1.30%	1.85%	(1.99)%	(1.46)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low (d)	High (d)			Low (d)	High (d)	Low (d)	High (d)

Fidelity VIP Index 500
2022	3	$475.72	$511.91	$1,594	1.44%	1.30%	1.65%	(19.54)%	(19.26)%
2021	3	591.23	634.03	1,961	1.50%	1.30%	1.65%	26.49%	26.93%
2020	3	467.41	499.52	1,605	1.51%	1.30%	1.65%	16.32%	16.72%
2019	4	401.83	427.96	1,809	2.36%	1.30%	1.65%	29.22%	29.67%
2018	4	310.97	330.05	1,435	1.95%	1.30%	1.65%	(6.05)%	(5.72)%
Fidelity VIP Index 500 Service Class
2022	5	409.42	440.51	2,319	1.19%	1.50%	1.85%	(19.90)%	(19.62)%
2021	5	511.12	548.05	2,932	1.27%	1.50%	1.85%	25.93%	26.36%
2020	6	405.88	433.71	2,465	1.44%	1.50%	1.85%	15.80%	16.20%
2019	6	350.49	373.23	2,194	2.15%	1.50%	1.85%	28.64%	29.08%
2018	6	272.46	289.14	1,755	1.84%	1.50%	1.85%	(6.47)%	(6.15)%
Fidelity VIP Mid Cap
2022	33	33.52	36.88	1,193	0.44%	1.30%	1.85%	(16.29)%	(15.84)%
2021	38	40.04	43.82	1,654	2.88%	1.30%	1.85%	23.32%	23.99%
2020	44	32.47	35.35	1,516	0.57%	1.30%	1.85%	16.04%	16.67%
2019	55	27.98	30.29	1,638	0.87%	1.30%	1.85%	21.21%	21.86%
2018	63	23.09	24.86	1,524	0.88%	1.30%	1.85%	(16.10)%	(15.64)%
Franklin Growth and Income
2022	2	25.31	27.85	50	3.90%	1.30%	1.85%	(8.50)%	(8.00)%
2021	2	27.66	30.27	74	2.42%	1.30%	1.85%	22.97%	23.64%
2020	3	22.49	24.48	62	2.95%	1.30%	1.85%	3.60%	4.17%
2019	3	21.71	23.50	78	2.25%	1.30%	1.85%	23.38%	24.05%
2018	3	17.60	18.95	65	3.92%	1.30%	1.85%	(6.32)%	(5.81)%
Franklin Rising Dividends
2022	27	39.09	46.82	1,219	1.17%	1.30%	1.85%	(12.19)%	(11.72)%
2021	31	44.46	53.03	1,612	1.00%	1.30%	1.85%	24.49%	25.16%
2020	34	35.66	42.37	1,406	1.10%	1.30%	1.85%	13.86%	14.48%
2019	43	31.27	37.01	1,539	1.43%	1.30%	1.85%	26.88%	27.57%
2018	54	24.61	29.01	1,551	1.72%	1.30%	1.85%	(6.81)%	(6.30)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low (d)	High (d)			Low (d)	High (d)	Low (d)	High (d)

Franklin Small Cap Value
2022	40	$38.88	$47.96	$1,866	7.65%	1.30%	1.85%	(11.70)%	(11.22)%
2021	45	43.96	54.02	2,380	2.28%	1.30%	1.85%	23.09%	23.76%
2020	49	35.66	43.65	2,102	1.23%	1.30%	1.85%	3.28%	3.84%
2019	56	34.48	42.04	2,280	2.09%	1.30%	1.85%	24.05%	24.73%
2018	61	27.75	33.70	2,018	2.01%	1.30%	1.85%	(14.47)%	(14.00)%
Franklin Strategic Income
2022	31	15.95	17.75	554	4.00%	1.30%	1.85%	(12.37)%	(11.90)%
2021	36	18.21	20.14	704	3.31%	1.30%	1.85%	0.25%	0.80%
2020	39	18.16	19.98	773	4.61%	1.30%	1.85%	1.55%	2.10%
2019	47	17.88	19.57	921	5.13%	1.30%	1.85%	6.09%	6.67%
2018	50	16.86	18.35	898	2.66%	1.30%	1.85%	(3.92)%	(3.40)%
Franklin U.S. Government Securities
2022	16	10.46	11.63	184	2.11%	1.30%	1.85%	(11.39)%	(10.91)%
2021	20	11.80	13.06	256	2.46%	1.30%	1.85%	(3.61)%	(3.09)%
2020	26	12.24	13.47	341	3.81%	1.30%	1.85%	1.95%	2.50%
2019	33	12.01	13.14	425	2.97%	1.30%	1.85%	3.32%	3.88%
2018	38	11.62	12.65	470	2.60%	1.30%	1.85%	(1.50)%	(0.96)%
Franklin Mutual Global Discovery
2022	48	31.94	37.70	1,786	2.45%	1.30%	1.85%	(6.48)%	(5.97)%
2021	56	34.09	40.10	2,199	2.75%	1.30%	1.85%	16.97%	17.60%
2020	63	29.11	34.09	2,111	1.89%	1.30%	1.85%	(6.20)%	(5.69)%
2019	78	30.99	36.15	2,781	2.99%	1.30%	1.85%	22.11%	22.77%
2018	86	25.34	29.45	2,490	2.39%	1.30%	1.85%	(12.84)%	(12.36)%
Franklin Mutual Shares
2022	23	23.49	27.36	626	4.35%	1.30%	1.85%	(9.11)%	(8.62)%
2021	24	25.81	29.94	709	2.98%	1.30%	1.85%	17.00%	17.64%
2020	27	22.02	25.45	672	2.35%	1.30%	1.85%	(6.77)%	(6.26)%
2019	31	23.59	27.15	816	2.11%	1.30%	1.85%	20.35%	21.00%
2018	33	19.57	22.44	747	2.24%	1.30%	1.85%	(10.73)%	(10.24)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low (d)	High (d)			Low (d)	High (d)	Low (d)	High (d)

Templeton Developing Markets
2022	20	$23.70	$30.04	$579	3.13%	1.30%	1.85%	(23.40)%	(22.98)%
2021	22	30.90	39.01	838	2.96%	1.30%	1.85%	(7.45)%	(6.95)%
2020	24	33.33	41.92	983	3.34%	1.30%	1.85%	15.05%	15.68%
2019	34	28.93	36.24	1,181	1.02%	1.30%	1.85%	24.40%	25.07%
2018	36	23.22	28.97	1,042	0.90%	1.30%	1.85%	(17.33)%	(16.88)%
Invesco VI Capital Appreciation
2022	6	29.46	35.39	196	3.91%	1.30%	1.85%	(32.22)%	(31.85)%
2021	6	43.40	51.93	334	N/A	1.30%	1.85%	20.06%	20.71%
2020	10	36.09	43.02	424	N/A	1.30%	1.85%	33.77%	34.49%
2019	16	26.94	31.99	503	0.28%	1.30%	1.85%	33.38%	34.10%
2018	17	20.17	23.85	382	3.88%	1.30%	1.85%	(7.67)%	(7.17)%
Invesco VI Discovery Mid Cap Growth
2022	4	31.95	40.85	166	2.70%	1.30%	1.85%	(32.38)%	(32.01)%
2021	5	47.18	60.09	306	N/A	1.30%	1.85%	16.63%	17.27%
2020	6	40.39	51.24	298	N/A	1.30%	1.85%	37.69%	38.44%
2019	7	29.29	37.02	259	N/A	1.30%	1.85%	36.48%	37.22%
2018	7	21.43	26.97	197	4.27%	1.30%	1.85%	(8.02)%	(7.51)%
Invesco VI Diversified Dividend
2022	8	14.12	16.83	145	2.01%	1.30%	1.85%	(3.46)%	(2.94)%
2021	11	14.60	17.34	192	2.24%	1.30%	1.85%	16.73%	17.37%
2020	12	12.49	14.77	180	2.53%	1.30%	1.85%	(1.68)%	(1.14)%
2019	16	12.68	14.94	224	3.21%	1.30%	1.85%	22.82%	23.49%
2018	15	10.31	12.10	180	2.20%	1.30%	1.85%	(9.26)%	(8.77)%
Invesco VI Equity and Income
2022	44	9.48	9.57	415	3.26%	1.30%	1.85%	(9.19)%	(8.70)%
2021	44	10.44	10.48	459	5.48%	1.30%	1.85%	4.44%	4.82%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low (d)	High (d)			Low (d)	High (d)	Low (d)	High (d)

Invesco VI Global
2022	51	$32.55	$41.36	$2,073	0.00%	1.30%	1.85%	(33.17)%	(32.81)%
2021	54	48.63	61.56	3,261	0.03%	1.30%	1.85%	13.08%	13.69%
2020	63	42.30	54.14	3,360	0.38%	1.30%	1.85%	25.02%	25.70%
2019	76	34.30	43.07	3,218	0.66%	1.30%	1.85%	29.07%	29.77%
2018	80	26.54	33.19	2,601	0.79%	1.30%	1.85%	(14.98)%	(14.51)%
Invesco VI Global Real Estate
2022	34	22.88	28.18	954	2.74%	1.30%	1.85%	(26.30)%	(25.90)%
2021	33	30.99	38.03	1,341	2.72%	1.30%	1.85%	23.43%	24.10%
2020	38	25.07	30.65	1,143	4.29%	1.30%	1.85%	(13.91)%	(13.44)%
2019	42	29.08	35.41	1,464	4.67%	1.30%	1.85%	20.77%	21.42%
2018	45	24.05	29.16	1,278	3.71%	1.30%	1.85%	(7.87)%	(7.36)%
Invesco VI Global Strategic Income
2022	53	13.66	15.19	795	0.00%	1.30%	1.85%	(13.31)%	(12.84)%
2021	63	15.76	17.43	1,065	4.56%	1.30%	1.85%	(5.31)%	(4.80)%
2020	74	16.64	18.31	1,324	4.76%	1.30%	1.85%	1.12%	1.67%
2019	94	16.46	18.01	1,661	3.40%	1.30%	1.85%	8.60%	9.19%
2018	97	15.16	16.50	1,579	4.48%	1.30%	1.85%	(6.28)%	(5.77)%
Invesco VI Health Care
2022	13	35.39	40.58	517	0.00%	1.30%	1.85%	(14.89)%	(14.43)%
2021	16	41.52	47.42	731	1.17%	1.30%	1.85%	10.26%	10.86%
2020	21	37.60	42.78	859	0.26%	1.30%	1.85%	12.38%	12.99%
2019	26	33.41	37.86	995	0.87%	1.30%	1.85%	30.10%	30.80%
2018	28	25.64	28.94	806	0.14%	1.30%	1.85%	(0.94)%	(0.40)%
Invesco VI Main Street
2022	15	31.98	37.46	559	5.69%	1.30%	1.85%	(21.76)%	(21.33)%
2021	17	40.81	47.62	755	0.58%	1.30%	1.85%	24.92%	25.60%
2020	22	32.62	37.91	818	1.01%	1.30%	1.85%	11.63%	12.23%
2019	27	29.18	33.78	877	1.23%	1.30%	1.85%	29.34%	30.05%
2018	30	22.53	25.98	777	2.07%	1.30%	1.85%	(9.78)%	(9.28)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low (d)	High (d)			Low (d)	High (d)	Low (d)	High (d)

Invesco VI Main Street Small Cap
2022	30	$40.30	$52.15	$1,505	2.37%	1.30%	1.85%	(17.57)%	(17.12)%
2021	32	48.82	62.92	1,930	1.11%	1.30%	1.85%	20.04%	20.69%
2020	38	40.61	52.13	1,939	0.31%	1.30%	1.85%	17.46%	18.10%
2019	44	34.52	44.14	1,885	0.82%	1.30%	1.85%	23.84%	24.51%
2018	44	27.83	35.45	1,519	2.88%	1.30%	1.85%	(12.17)%	(11.69)%
Invesco V.I. Managed Volatility
2021	-	-	-	-	4.31%	1.30%	1.85%	7.15%	7.34%
2020	13	30.23	34.02	431	1.98%	1.30%	1.85%	(3.28)%	(2.76)%
2019	14	31.21	34.99	469	1.45%	1.30%	1.85%	16.43%	17.06%
2018	15	26.77	29.89	430	1.65%	1.30%	1.85%	(12.63)%	(12.15)%
Janus Henderson Balanced Portfolio
2022	30	71.08	94.62	2,678	1.23%	1.30%	1.85%	(17.92)%	(17.47)%
2021	36	86.60	114.65	3,822	1.12%	1.30%	1.85%	15.07%	15.69%
2020	40	75.26	99.10	3,683	1.68%	1.30%	1.85%	12.24%	12.84%
2019	50	67.05	87.82	4,106	1.98%	1.30%	1.85%	20.36%	21.02%
2018	50	55.71	72.57	3,314	2.21%	1.30%	1.85%	(1.16)%	(0.62)%
Janus Henderson Enterprise Portfolio
2022	6	112.78	139.89	771	0.34%	1.30%	1.85%	(17.47)%	(17.02)%
2021	7	136.65	168.58	1,026	0.32%	1.30%	1.85%	14.71%	15.33%
2020	7	119.13	146.17	991	0.07%	1.30%	1.85%	17.30%	17.94%
2019	10	101.55	123.94	1,145	0.21%	1.30%	1.85%	30.02%	33.75%
2018	11	76.34	92.67	966	0.29%	1.30%	1.85%	(2.23)%	(1.70)%
Janus Henderson Global Research Portfolio
2022	6	56.24	68.76	345	1.48%	1.30%	1.85%	(20.87)%	(20.44)%
2021	6	71.08	86.42	458	0.53%	1.30%	1.85%	15.95%	16.57%
2020	6	61.30	74.14	432	0.59%	1.30%	1.85%	17.88%	18.52%
2019	8	52.01	62.55	468	1.03%	1.30%	1.85%	26.70%	27.39%
2018	8	41.05	49.10	365	1.18%	1.30%	1.85%	(8.57)%	(8.07)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low (d)	High (d)			Low (d)	High (d)	Low (d)	High (d)

Janus Henderson Mid Cap Value Portfolio
2022	9	$35.25	$43.95	$378	1.11%	1.30%	1.85%	(7.48)%	(6.98)%
2021	10	38.04	47.25	431	0.29%	1.30%	1.85%	17.25%	17.89%
2020	11	32.40	40.08	430	0.92%	1.30%	1.85%	(3.01)%	(2.48)%
2019	12	33.35	41.10	462	1.56%	1.30%	1.85%	27.69%	28.38%
2018	13	26.08	32.01	424	0.95%	1.30%	1.85%	(15.39)%	(14.93)%
Janus Henderson Research Portfolio
2022	2	56.62	74.25	160	0.64%	1.30%	1.85%	(31.16)%	(30.79)%
2021	2	82.26	107.29	234	0.13%	1.30%	1.85%	18.15%	18.79%
2020	4	69.62	90.32	323	0.37%	1.30%	1.85%	30.54%	31.25%
2019	4	53.33	68.81	273	0.48%	1.30%	1.85%	33.06%	33.78%
2018	4	40.08	51.44	215	0.62%	1.30%	1.85%	(4.36)%	(3.83)%
JPMorgan Insurance Trust Core Bond
2022	198	12.64	14.07	2,624	1.88%	1.30%	1.85%	(14.16)%	(13.70)%
2021	215	14.73	16.30	3,290	2.08%	1.30%	1.85%	(3.15)%	(2.62)%
2020	253	15.27	16.74	3,988	2.04%	1.30%	1.85%	5.89%	6.46%
2019	300	14.36	15.73	4,425	2.56%	1.30%	1.85%	6.21%	6.79%
2018	325	13.52	14.73	4,500	2.40%	1.30%	1.85%	(1.78)%	(1.24)%
JPMorgan Insurance Trust Mid Cap Value
2022	58	33.47	38.36	2,085	2.38%	1.30%	1.85%	(9.82)%	(9.33)%
2021	61	37.11	42.31	2,426	1.14%	1.30%	1.85%	27.53%	28.22%
2020	69	30.09	33.00	2,121	1.21%	1.30%	1.85%	(1.45)%	(0.92)%
2019	82	29.53	33.30	2,549	2.00%	1.30%	1.85%	24.46%	25.13%
2018	90	23.73	26.61	2,254	1.27%	1.30%	1.85%	(13.45)%	(12.97)%
JPMorgan Insurance Trust Small Cap Core
2022	15	40.82	47.15	665	6.75%	1.30%	1.85%	(20.82)%	(20.39)%
2021	16	51.55	59.22	894	1.07%	1.30%	1.85%	19.18%	19.83%
2020	18	43.26	49.43	874	0.76%	1.30%	1.85%	11.62%	12.23%
2019	22	38.75	44.04	923	1.56%	1.30%	1.85%	22.31%	22.98%
2018	26	31.68	35.81	873	2.40%	1.30%	1.85%	(13.54)%	(13.07)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low (d)	High (d)			Low (d)	High (d)	Low (d)	High (d)

JPMorgan Insurance Trust U.S. Equity
2022	41	$38.83	$44.38	$1,614	5.44%	1.30%	1.85%	(20.17)%	(19.74)%
2021	44	48.64	55.29	2,180	2.48%	1.30%	1.85%	26.99%	27.68%
2020	50	39.49	43.30	1,934	0.70%	1.30%	1.85%	22.99%	23.65%
2019	64	31.14	35.02	1,973	2.34%	1.30%	1.85%	29.36%	30.06%
2018	70	24.08	26.92	1,679	3.63%	1.30%	1.85%	(7.88)%	(7.38)%

N/A - indicates “not applicable.”

(a) These ratios represent the dividends received by the Subaccount, excluding distributions of both long-term and short-term capital gains, divided by the average net assets. These ratios exclude expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Subaccounts invest.

(b) These ratios represent the annualized Contract expenses of the respective Subaccounts of the Separate Account, consisting primarily of mortality and expense risk, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Contract owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

(c) These amounts represent the total return for the periods indicated, are not annualized, include changes in the value of the underlying mutual fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses addressed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(d) Only one figure is shown when the lowest expense ratio is equal to the highest expense ratio.

7.	SUBSEQUENT EVENTS

The Separate Account has evaluated the effects of events subsequent to December 31, 2022, and through the date at which the financial statements were available to be issued. All accounting and disclosure requirements related to subsequent events are included in our financial statements.